INCENTIVE PLANS - Stock Option Activity (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 14, 2011
Options (in shares):
Outstanding, beginning of period	31,508,106	35,020,397	37,596,029
Forfeited or exchanged	(28,257)	(50,914)	(858,906)
Expired	(602,093)	(86,964)	(1,716,726)
Exercised	(4,363,637)	(3,374,413)	0
Outstanding, end of period	26,514,119	31,508,106	35,020,397
Exercisable, end of period	26,514,119	30,662,588	32,973,444
Weighted- average exercise price (in dollars per share):
Outstanding, beginning of period	$ 48.00	$ 50.72	$ 51.20
Forfeited or exchanged	$ 40.80	$ 212.35	$ 83.84
Expired	$ 242.43	$ 528.40	$ 438.14
Exercised	$ 40.82	$ 40.81	$ 0.00
Outstanding, end of period	$ 50.72	$ 51.20	$ 69.60
Intrinsic value per share (in dollars per share):
Exercised	$ 11.37	$ 9.54	$ 0.00
Outstanding, end of period	$ 6.11	$ 1.39	$ 0.00
Stock Option Programs | Executive Officer | Granted February 14, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				2,900,000
Term of award				6 years
Number of installments				3
Closing price of common stock (in dollars per share)				$ 49.10
Period of sale or transfer restriction on stock payment				1 year